                       SUPPLEMENT DATED DECEMBER 1, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                                       OF

                             CONSERVATIVE PORTFOLIO
                               MODERATE PORTFOLIO
                              AGGRESSIVE PORTFOLIO

                               PORTFOLIOS OF THE

                  MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect the following:

    Effective December 1, 1998, Morgan Stanley Strategic Adviser Fund, Inc. (the "Fund") has changed its name to Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.

    Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Fund's investment adviser, has changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED DECEMBER 1, 1998
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998
                                       OF

                             CONSERVATIVE PORTFOLIO
                               MODERATE PORTFOLIO
                              AGGRESSIVE PORTFOLIO

                               PORTFOLIOS OF THE

                  MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Statement of Additional Information is hereby amended and supplemented to reflect the following:

    Effective December 1, 1998, Morgan Stanley Strategic Adviser Fund, Inc. (the "Fund") has changed its name to Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.

    Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Fund's investment adviser, has changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE